Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 92,191,040.00
Previously Paid Amount	0.00
Total Fee Amount	12,731.58
Total Offset Amount	0.00
Net Fee	$ 12,731.58
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A